Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
	Year ended March 31,
	2021	2022	2023
Current tax
- PRC	$295	$249	$164
- Macau	26	153	246
Deferred tax	154	(567)	(155)
	$475	$(165)	$255

Schedule of Income Tax Rate Reconciliation
	Year ended March 31,
	2021	2022	2023

Provision for income taxes at statutory tax rate in the PRC	$2,177	$2,017	$578
Tax rate differential on entities not subject to PRC income tax	(740)	(602)	520
Effect of income for which no income tax is chargeable	(934)	(1,670)	(1,044)
Effect of expense for which no income tax is deductible	75	188	112
Net change in valuation allowances	(103)	(62)	90
Over provision of income tax in previous years	-	(36)	(1)
Effective tax	$475	$(165)	$255

Schedule of Deferred Income Tax Assets and Liabilties
	March 31,
	2022	2023

Deferred income tax assets	$259	$262
Deferred income tax liabilities	(659)	(484)
Net deferred income tax liabilities	$(400)	$(222)

Schedule of Components of Deferred Income Tax
	March 31,
	2022	2023
Deferred income tax assets (liabilities):
Net operating loss carry forwards	$43	$48
Provision of employee benefits	1,150	1,267
Depreciation and amortization	(1,172)	(1,280)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(382)	(240)
Others	4	116
Less: Valuation allowances	(43)	(133)
Net deferred income tax liabilities	$(400)	$(222)

Schedule of Unrecognized Tax Benefits
	Year ended March 31,
	2021	2022	2023

Balance at the beginning of the year	$735	$886	$1,232
Increase (decrease) related to current year tax positions	151	346	(426)
Balance at end of the year	$886	$1,232	$806